Note 9 - Debt (Details) - Long Term Debt (Parentheticals) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Debt Instrument [Line Items]
Unamortized financing fees	$ (190)
Current Liabilities [Member]
Debt Instrument [Line Items]
Unamortized financing fees	26
Non Current Liabilities [Member]
Debt Instrument [Line Items]
Unamortized financing fees	$ 164